Share capital (Schedule of detailed information about shares activity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance, beginning of year	$ 2,647.4	$ 2,206.8
Equity issuance, net of issuance costs	4.2	386.2
Flow through shares, net of share issuance costs and implied premium	13.7	8.6
Tax adjustments in respect of prior years	4.4
Balance, end of year	$ 3,231.0	$ 2,647.4
Share capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of year (shares)	394,932,374	350,728,536
Balance, beginning of year	$ 2,641.3	$ 2,240.2
Equity issuance, net of issuance costs (shares)	465,394	42,366,000
Equity issuance, net of issuance costs	$ 4.2	$ 386.2
Flow through shares, net of share issuance costs and implied premium (shares)	887,000	968,900
Flow through shares, net of share issuance costs and implied premium	$ 13.7	$ 8.6
Exercise of options (shares)	478,755	482,029
Exercise of options	$ 4.1	$ 3.6
Exercise of warrants (shares)	70,708	386,909
Exercise of warrants	$ 0.5	$ 2.7
Tax adjustments in respect of prior years	$ 4.4
Balance, end of year (shares)	396,834,231	394,932,374
Balance, end of year	$ 2,668.2	$ 2,641.3